INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2021 KRW (₩) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 KRW (₩)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments						$ 1,022		$ 1,482
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest												50.00%
Investments		₩ 334,842				297	₩ 332,715	$ 294
Profit from investment		₩ 3,718	$ 3	₩ 17,846	$ (16)
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest							0.40%	0.40%
Investments											$ 50
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares	$ 22
Price paid for debt	$ 1,728
Ownership interest	23.30%
Investments	$ 1,750					525		$ 975
Receivables stated value	4,146
Allowance for credit losses	2,418
Estimated loss on investment			$ 450
Minimum guaranteed amount for investment repurchase	$ 1,750
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments										$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 50
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock owned | shares		198,311	198,311
Carrying value						0		0
Market value						$ 1,386		$ 79
Ownership interest		3.80%				3.80%